Financial Instruments (Tables)	12 Months Ended
May 29, 2011
Financial Instruments
Available-For-Sale Securities At Market Value

(in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Available-for-sale securities	$ 31.4	$ 0.7	$ —	$ 32.1

Scheduled Maturities Of Available-For-Sale Securities

(in millions)	Cost	Market Value
Less than 1 year	$ 13.5	$ 13.7
1 to 3 years	13.5	13.9
3 to 5 years	4.4	4.5
Total	$ 31.4	$ 32.1